July 30, 2012	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Karen L. Rossotto and Jeff Long

Re:	Dreyfus Investment Funds (811-04813)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Investment Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), seeking the approval of shareholders of Dreyfus/Standish International Fixed Income Fund (the "Fund"), a series of the Registrant, of a Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus/Standish Global Fixed Income Fund (the "Acquiring Fund"), another series of the Registrant, in exchange solely for Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  The Fund and the Acquiring Fund are each an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Trust intends to mail the Prospectus/Proxy in mid-September to the Fund's shareholders of record as of the close of business on August 28, 2012.  A special meeting of the Fund's shareholders is scheduled to be held at Dreyfus' offices on Thursday, November 15, 2012, to vote on the Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about January 25, 2013.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:

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Investment Adviser.  As described in the Prospectus/Proxy, the funds have the same investment adviser—Dreyfus.  David Leduc and Brendan Murphy are the primary portfolio managers of the Acquiring Fund and the Fund, positions they have held since August 2006 and May 2011, respectively.  Dreyfus will continue to serve as investment adviser to the combined fund, and Messrs. Leduc and Murphy will continue to serve as the combined fund's primary portfolio managers.

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Investment Objectives, Policies and Restrictions.  As described in the Prospectus/Proxy, the Acquiring Fund and the Fund have the same investment objective and similar investment management policies.  Each fund seeks to maximize total return while realizing a market level of income consistent with preserving principal and liquidity.  The Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.  The Acquiring Fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States.  To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities.  The Fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.  The Fund always invests in at least five countries other than the United States.  Each of the Acquiring Fund and the Fund may invest up to 25% of its assets in emerging markets generally and up to 7% of its assets in any single emerging market country.  At times, the Acquiring Fund and the Fund may invest a substantial part of their respective assets in any one country.  Each of the Acquiring Fund and the Fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by Dreyfus.  Each fund, however, may invest up to 25% of its assets in securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds), but not rated lower than B, or the unrated equivalent as determined by Dreyfus.  The minimum average credit quality of each fund's portfolio generally will be A3/A-.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

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Expense Structure and Expense Ratios.  As described in the Prospectus/Proxy, the funds have different expense structures.  The Fund has classified its shares into one class—Class I shares—and the Acquiring Fund has classified its shares into three classes—Class A, Class C and Class I shares.  In addition, Class I shares of the Acquiring Fund had a lower total annual expense ratio than the Fund as of the respective fund's most recent fiscal year end.  It also is estimated that the total annual expense ratio for the Acquiring Fund's Class I shares will decrease as a result of the Reorganization.  Class I shares of the Fund and the Acquiring Fund currently are not subject to any sales charge or contingent deferred sales charge or any exchange or redemption fees.  The Acquiring Fund's expense structure, including its class structure and the management and Rule 12b-1 fees, will be the expense structure of the combined fund after the reorganization.

•	Asset Size. The Acquiring Fund is substantially larger than the Fund. As of June 30, 2012, the Fund and the Acquiring Fund had net assets of approximately $99 million and $239 million, respectively.

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Portfolio Composition.  Because the Fund and the Acquiring Fund have identical investment objectives and similar investment management policies and restrictions, the funds have significant portfolio holdings overlap.  It is not anticipated that portfolio securities currently held by the Fund or the Acquiring Fund will be sold in connection with the Reorganization—either before the Reorganization (by the Fund or the Acquiring Fund) or after the Reorganization (by the combined fund).  The Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund.  Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Internal Revenue Code with respect to the tax-free nature of the Reorganization.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  The Acquiring Fund's adviser and primary portfolio managers will continue in their roles for the combined fund after the Reorganization.  In addition, the Acquiring Fund has a substantially larger asset base than the Fund.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS INVESTMENT FUNDS
200 Park Avenue
New York, New York  10166

July 30, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto and Jeff Long

Re:	Dreyfus Investment Funds (811-04813)
Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President